Impairments - Net impairments/(reversal of impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	$ 2,487	$ 1,287	$ 5,720
The total net impairment losses recognised under IAS 36	2,504
Property, plant and equipment and intangible assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	(3,251)	1,439	7,057
Property, plant and equipment and intangible assets [Member] | Goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	3	1	42
Property, plant and equipment and intangible assets [Member] | Other intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	0	0	8
Property, plant and equipment and intangible assets [Member] | Acquisition costs related to oil and gas prospects [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	85	154	657
Property, plant and equipment and intangible assets [Member] | Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	(3,339)	1,283	6,351
Property Plant And Equipment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	(3,313)	1,285	5,671
Property Plant And Equipment [member] | Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	(3,313)	1,285	5,671
Intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	62	154	1,386
Intangible assets [member] | Goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	3	1	42
Intangible assets [member] | Other intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	0	0	8
Intangible assets [member] | Acquisition costs related to oil and gas prospects [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	85	154	657
Intangible assets [member] | Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment loss/ (reversal) recognized	$ (26)	$ (2)	$ 680